Annual Total Returns	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Eaton Vance Income Opportunities ETF_June 2025 | Eaton Vance Income Opportunities ETF | Eaton Vance Strategic Income Opportunities ETF
Prospectus [Line Items]
Annual Return [Percent]	6.40%	8.33%	(7.23%)	(0.27%)	4.70%	9.67%	(0.05%)	7.28%	5.06%	(1.29%)